Description of Business and Segmented Disclosures - Schedule of Segment and Operational Information (Parenthetical) (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Operating Segments [Line Items]
Revenue	CAD 17,043	CAD 11,006	[1]	CAD 11,529	[1]
Depreciation, Depletion and Amortization	1,838	931	[1]	993	[1]
Segment income (loss)	(310)	(260)		251
Corporate and Eliminations [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	(455)	(353)		(277)
Depreciation, Depletion and Amortization	62	65		105
Segment income (loss)	CAD (638)	CAD (615)		(238)
Corporate and Eliminations [Member] | Contribution From Properties Sold in 2015 [Member]
Disclosure Of Operating Segments [Line Items]
Revenue				60
Expense				5
Operating margin				55
Depreciation, Depletion and Amortization				27
Segment income (loss)				CAD 28

[1]	The comparative periods have been restated to reflect discontinued operations as discussed in Notes 1 and 11.